Schedule of Investments
September 30, 2019
(Unaudited)
Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers–99.94%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 09/30/19	Value 09/30/19
Asset Allocation Funds–60.37%
Invesco Balanced-Risk Allocation Fund, Class R6(b)	60.37%	$11,512,229	$28,125	$(1,736,349)	$1,211,366	$48,602	$—	966,286	$11,063,973
Money Market Funds–39.57%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	23.74%	4,629,840	1,248,615	(1,527,751)	—	—	75,778	4,350,704	4,350,704
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	15.83%	3,086,560	832,411	(1,018,501)	—	—	49,817	2,900,470	2,900,470
Total Money Market Funds		7,716,400	2,081,026	(2,546,252)	—	—	125,595		7,251,174
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $17,605,714)	99.94%	$19,228,629	$2,109,151	$(4,282,601)	$1,211,366	$48,602	$125,595		$18,315,147
OTHER ASSETS LESS LIABILITIES	0.06%								10,149
NET ASSETS	100.00%								$18,325,296
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers–100.07%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 09/30/19	Value 09/30/19
Asset Allocation Funds–62.04%
Invesco Balanced-Risk Allocation Fund, Class R6(b)	62.04%	$30,445,315	$—	$(5,096,959)	$3,164,177	$120,608	$—	2,500,711	$28,633,141
Money Market Funds–38.03%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	22.82%	9,808,371	4,461,491	(3,738,112)	—	—	168,952	10,531,750	10,531,750
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	15.21%	6,538,914	2,974,327	(2,492,074)	—	—	111,026	7,021,167	7,021,167
Total Money Market Funds		16,347,285	7,435,818	(6,230,186)	—	—	279,978		17,552,917
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $44,411,140)	100.07%	$46,792,600	$7,435,818	$(11,327,145)	$3,164,177	$120,608	$279,978		$46,186,058
OTHER ASSETS LESS LIABILITIES	(0.07)%								(31,745)
NET ASSETS	100.00%								$46,154,313
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers–99.94%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Asset Allocation Funds–99.39%
Invesco Balanced-Risk Aggressive Allocation Fund (b)	1.41%	$2,069,638	$4,456	$(1,528,482)	$531,710	$(268,898)	$—	90,936	$808,424
Invesco Balanced-Risk Allocation Fund, Class R6(b)	97.98%	50,709,894	2,526,131	(2,729,723)	5,692,524	108,948	—	4,917,710	56,307,774
Total Asset Allocation Funds		52,779,532	2,530,587	(4,258,205)	6,224,234	(159,950)	—		57,116,198
Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	0.33%	230,080	4,064,209	(4,106,424)	—	—	3,019	187,865	187,865
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	0.22%	153,387	2,709,473	(2,737,616)	—	—	1,984	125,244	125,244
Total Money Market Funds		383,467	6,773,682	(6,844,040)	—	—	5,003		313,109
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $55,716,477)	99.94%	$53,162,999	$9,304,269	$(11,102,245)	$6,224,234	$(159,950)	$5,003		$57,429,307
OTHER ASSETS LESS LIABILITIES	0.06%								35,571
NET ASSETS	100.00%								$57,464,878
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers–100.24%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Asset Allocation Funds–99.66%
Invesco Balanced-Risk Aggressive Allocation Fund (b)	35.50%	$14,734,799	$178,583	$(2,756,780)	$2,583,836	$(270,597)	$—	1,627,654	$14,469,841
Invesco Balanced-Risk Allocation Fund, Class R6(b)	64.16%	24,031,242	1,326,070	(1,960,138)	2,668,212	79,985	—	2,283,438	26,145,371
Total Asset Allocation Funds		38,766,041	1,504,653	(4,716,918)	5,252,048	(190,612)	—		40,615,212
Money Market Funds–0.58%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	0.35%	88,814	2,892,326	(2,840,648)	—	—	1,770	140,492	140,492
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	0.23%	59,210	1,928,217	(1,893,766)	—	—	1,163	93,661	93,661
Total Money Market Funds		148,024	4,820,543	(4,734,414)	—	—	2,933		234,153
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $43,513,704)	100.24%	$38,914,065	$6,325,196	$(9,451,332)	$5,252,048	$(190,612)	$2,933		$40,849,365
OTHER ASSETS LESS LIABILITIES	(0.24)%								(97,224)
NET ASSETS	100.00%								$40,752,141
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Balanced-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers–100.21%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Asset Allocation Funds–99.42%
Invesco Balanced-Risk Aggressive Allocation Fund (b)	67.79%	$20,349,907	$233,011	$(2,701,973)	$3,524,435	$(361,085)	$—	2,367,187	$21,044,295
Invesco Balanced-Risk Allocation Fund, Class R6(b)	31.63%	8,504,697	1,095,805	(746,834)	1,062,903	(95,150)	—	857,766	9,821,421
Total Asset Allocation Funds		28,854,604	1,328,816	(3,448,807)	4,587,338	(456,235)	—		30,865,716
Money Market Funds–0.79%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	0.47%	96,303	1,958,946	(1,907,876)	—	—	1,862	147,373	147,373
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	0.32%	64,202	1,305,964	(1,271,917)	—	—	1,224	98,249	98,249
Total Money Market Funds		160,505	3,264,910	(3,179,793)	—	—	3,086		245,622
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $31,001,448)	100.21%	$29,015,109	$4,593,726	$(6,628,600)	$4,587,338	$(456,235)	$3,086		$31,111,338
OTHER ASSETS LESS LIABILITIES	(0.21)%								(66,741)
NET ASSETS	100.00%								$31,044,597
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Balanced-Risk Retirement Funds